15. RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
NOTE 15. RELATED PARTY BALANCES AND TRANSACTIONS

Due to affiliates:

During the periods presented, the Company has borrowed from the Company’s Chairman and Chief Executive Officer, Mr. Yong Hui Li (“Mr. Li”) and other companies affiliated with Mr. Li. Each of these loans was entered into to satisfy the Company’s short-term capital needs.

The amount due to Alliance Rich represented a portion of the consideration of the acquisition of Heat Planet. The amount was payable within six months of the later of the occupation of the Real Estate Asset, which occurred in April 2013, and delivery of the audited financial statements of Heat Planet for the five months ended May 31, 2012, which were delivered in December 2012. Unpaid amounts after October 6, 2013 began to accrue interest at the one-year rate announced by the People’s Bank of China (6.00% as of June 30, 2014). As of June 30, 2014 approximately $8.4 million is still owed to Alliance Rich for the acquisition of Heat Planet.

In September 2011, Hebei Kaiyuan began charging interest at 8.00% per annum, and amounts owed continue to be unsecured and due on demand by the lender.

The amount due to AutoChina Inc., Smart Success Investment Limited (“Smart Success”) and Mr. Li were non-interest bearing, unsecured and due on demand by the lenders.

The outstanding amounts due to related parties as of June 30, 2014 and December 31, 2013 were as follows:

		June 30,	December 31,
	Notes	2014	2013
		(unaudited)

Mr. Li		$144	$144
Alliance Rich	(1)	8,369	32,560
Hebei Kaiyuan	(1)	5,567	5,430
Smart Success	(1)	9	9
Total		$14,089	$38,143

Notes:

(1)	Entity controlled by Mr. Li.

Accounts payable, related party:

During the periods presented, the Company purchased commercial vehicles from Ruituo, a company controlled by Mr. Li’s brother. The amount due to Ruituo is unsecured and due on demand by Ruituo. In October 2011, Ruituo began charging to the Company interest at approximately 8.00% per annum, based on the weighted average outstanding payable balances at month end.

In December 2013, the Company began obtaining short-term trade financing to purchase commercial vehicles from Beiguo Auto and Xinji Beiguo Mall, companies affiliated with Mr. Li. Mr. Li holds 20.92% of indirect beneficial ownership in both Beiguo Auto and Xinji Beiguo Mall. The Company pays a financing charge of approximately 9% per annum to Beiguo Auto and Xinji Beiguo Mall for the funds obtained due to this financing arrangement. The financing arrangement is personally guaranteed by Mr. Li, who has a long term business relationship with Beiguo, on behalf of the Company. In addition, the payable balances of each loan are unsecured and due in 180 days.

The outstanding amounts of accounts payable, related parties as of June 30, 2014 and December 31, 2013 was as follows:

	June 30,	December 31,
	2014	2013
	(unaudited)

Ruituo	$19,031	$45,025
Beiguo Auto	$21,664	$3,116
Xinji Beiguo Mall	$81,260	$9,445
	121,955	57,586

Related Party Transactions

During the periods presented, the details of the related party transactions were as follows:

		Six months ended June 30,
	Notes	2014	2013
		(unaudited)	(unaudited)
Capital nature:
Hebei Kaiyuan	(a)	$21,178	$21,040
Hebei Kaiyuan	(d)	9,937	5,004
Hebei Kaiyuan	(f)	338	—
Hebei Ruijie Hotel Management Co. Ltd	(1) (a)	24,436	24,277
Kaiyuan Shengrong	(1) (b)	—	10,520
Kaiyuan Shengrong	(1) (c)	—	10,520
Ruituo	(a)	24,436	24,277
Mr. Li	(a)	118,922	—
Alliance Rich	(f)	760	—

Trading nature:
Hebei Kaiyuan	(f)	$—	$43
Kaiyuan Shengrong	(1) (f)	—	282
Beijing Wantong Longxin Auto Trading Co., Ltd. (“Beijing Wantong”)	(2) (g)	—	2,642
Ruituo	(e)	245,392	204,956
Ruituo	(f)	1,023	52
Beiguo Auto	(e)	20,915	—
Beiguo Auto	(f)	1,032	—
Xinji Beiguo Mall	(e)	80,329	—
Xinji Beiguo Mall	(f)	1,496	—

Notes:

(1)	Entity controlled by Mr. Li.
(2)	Entity in which Mr. Li’s brother holds a 40% equity interest.

Nature of transaction:

(a)	Bank loan guarantee provided by the affiliates to the Company.
(b)	Bank loan guarantee provided by the Company to the affiliate.

(c)	Receivables of the Company pledged to guarantee the bank loans borne by the affiliate.
(d)	Loan provided to the Company during the period.
(e)	Sale of automobiles to the Company, including VAT, during the period.
(f)	Interest expenses incurred by the Company during the period.
(f)	Deposits for inventories made by the Company to affiliates for the purchase of commercial vehicles and amounts returned during the year.

During the six months ended June 30, 2014 and 2013, the Company purchased commercial vehicles from Ruituo amounting to $245,392 and $204,956, respectively. The Company incurred interest expense of $1,023 and $52 for the purchases from Ruituo throughout the six months ended June 30, 2014 and 2013, respectively.

The Company occupied office space in Shijiazhuang, China provided by Hebei Kaiyuan, an affiliate of Mr. Li. Hebei Kaiyuan agreed to provide the office space free of charge and no rental costs were incurred by the Company until April 2013, when the Company moved to and began occupying its new wholly-owned office space in the Kai Yuan Center.